REDEEMABLE CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2020
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Schedule of redeemable convertible preferred shares activities

The Company’s redeemable convertible preferred shares activities consist of the following:

RMB	Series A	Series B	Series C	Series D	Series E	Series F	Total
Balance as of January 1, 2018	128,754,021	153,434,897	473,035,494	—	—	—	755,224,412
Issuance for cash	—	—	—	160,975,360	—	—	160,975,360
Issuance costs paid	—	—	—	(1,793,926)	—	—	(1,793,926)
Modifications	—	—	4,654,516	—	—	—	4,654,516
Accretion of Redeemable Convertible Preferred Shares	21,341,595	22,457,999	45,290,526	13,122,517	—	—	102,212,637
Foreign currency translation adjustment	7,275,547	8,559,710	25,672,740	15,143,355	—	—	56,651,352
Balance as of December 31, 2018	157,371,163	184,452,606	548,653,276	187,447,306	—	—	1,077,924,351
Issuance for cash	—	—	—	—	226,646,200	—	226,646,200
Issuance costs	—	—	—	—	(12,427,087)	—	(12,427,087)
Inducement cost*	—	—	—	—	(4,768,612)	—	(4,768,612)
Modifications	—	—	6,716,297	5,562,201	—	—	12,278,498
Accretion of Redeemable Convertible Preferred Shares	23,148,378	24,359,297	48,739,310	9,510,712	22,995,748	—	128,753,445
Foreign currency translation adjustment	2,851,785	3,311,309	9,657,984	3,256,021	(3,342,472)	—	15,734,627
Balance as of December 31, 2019	183,371,326	212,123,212	613,766,867	205,776,240	229,103,777	—	1,444,141,422
Exercise of Series E warrants	—	—	—	—	122,642,269	—	122,642,269
Issuance for cash	—	—	—	—	—	598,661,700	598,661,700
Issuance costs	—	—	—	—	—	(11,830,318)	(11,830,318)
Deemed dividends	—	—	—	—	12,070,034	—	12,070,034
Accretion of Redeemable Convertible Preferred Shares	504,054,460	515,537,848	1,062,760,468	266,737,805	396,239,268	582,250,109	3,327,579,958
Foreign currency translation adjustment	(39,098,264)	(41,578,748)	(97,129,867)	(27,724,670)	(40,011,798)	(35,717,457)	(281,260,804)
Balance as of December 31, 2020	648,327,522	686,082,312	1,579,397,468	444,789,375	720,043,550	1,133,364,034	5,212,004,261
Subscription receivables	—	—	(230,086,500)	—	(106,092,000)	—	(336,178,500)
Carrying amount as of December 31, 2020	648,327,522	686,082,312	1,349,310,968	444,789,375	613,951,550	1,133,364,034	4,875,825,761

*            On August 28, 2019, the Series E investors requested to restrict one of the founders, Mr. Li’s ordinary shares for a period of three years, which was a protective clause and was an inducement made to facilitate the investment in the Series E Preferred Shares on behalf of the Company. Therefore, the fair value of the restricted shares recognized as additional paid-in capital and reflected as a reduction of the proceeds allocated to the Series E Preferred Shares. The fair value of restricted shares was estimated by management with the assistance of valuer and involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, risk-free interest rate and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. As of August 28, 2019, the fair value of the restricted shares was determined to be RMB4,768,612 based on the Company’s ordinary share price on August 28, 2019.